Background Information (Details) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 17, 2025	Jan. 27, 2025	Mar. 12, 2024	Jan. 28, 2025	Dec. 31, 2024	Mar. 25, 2025	Jan. 06, 2025	May 29, 2024	May 24, 2024	Dec. 31, 2023	Dec. 31, 2022
Background Information (Details) [Line Items]
Total assets					$ 40,685,373,000					$ 42,577,834,000
Registered shares			376,154
Acquired interest percentage			51.00%						70.00%
Issuance amount					13,177,841,000					$ 13,177,841,000	$ 13,177,841,000
Redeem aggregate principal amount					$ 850,000,000
Percentage of redeem aggregate principal					5.50%
Percentage of redemption price					102.75%
Exchange rate amount					$ 716,400,000
Corresponding value					$ 2
Considering exchange rate price					$ 0.32
Business combinations [Member]
Background Information (Details) [Line Items]
Total assets					$ 50,000,000
Agro Alfa Indústria e Comércio Ltda [Member]
Background Information (Details) [Line Items]
Acquired interest percentage								100.00%
Common shares [Member]
Background Information (Details) [Line Items]
Common shares			480,006
Subsequent Events [Member]
Background Information (Details) [Line Items]
Acquired interest percentage		50.00%					6.375%
Senior notes to offered totaling amount							$ 1,750,000,000
Issuance amount							1,000,000,000
Acquire percentage		48.50%
Totaling a principal amount				$ 130,000,000
Subsequent Events [Member] | JBS USA Holding Lux S.a.r.l, [Member]
Background Information (Details) [Line Items]
Issuance amount							$ 750,000,000
Subsequent Events [Member] | JBS USA Foods Group Holdings, Inc., [Member]
Background Information (Details) [Line Items]
Interest rate							5.95%
Subsequent [Member]
Background Information (Details) [Line Items]
Cash dividend per share	$ 6.3
Profit reserves amount						$ 4,400,000,000